Earnings (loss) per share: - Schedule of Information on Earnings (Loss) Per Share (Details) - MXN ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Net income (loss) for the period		$ 334,422	$ (306,153)	$ (565,110)
Weighted average shares	[1]	109,203,573
Basic earnings per common share		$ 3.06
Net income available to common stockholders (diluted)		$ 334,830
Diluted weighted average common shares	[1]	139,606,695
Diluted earnings per common share		$ 2.4
Class A Shares
Earnings per share [line items]
Net income (loss) for the period			$ (306,153)	$ (565,110)
Weighted average shares	[2]		12,000,000	12,000,000
Basic earnings per common share			$ (25.51)	$ (47.09)
Diluted earnings per common share			$ (25.51)	$ (47.09)

[1]	For the year ended December 31, 2024, the weighted average common shares was no longer based on liquidity preference since it no longer exist by a redesignation of the existing shares into Class A, B and C shares; thus, the weighted average common shares includes Class A, B and C shares considering the 3- for-1 split of common shares occurred in January 2024.
[2]	For the years ended on December 31, 2023 and 2022, the loss per share was estimated with the weighted average number of Class A shares, which totaled 4,000,000 shares. This estimation was based on the liquidity preference, as there is no contractual obligation for Class B, C, D, and E shares to absorb losses due to their differing liquidation rights. Furthermore, in January 2024, the Company enacted a 3-for-1 split of its common shares, resulting in a retrospective adjustment to the Class A common shares, increasing their number of shares to 12,000,000.